OTHER LIABILITIES - Environmental Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
OTHER LIABILITIES
Total amounts accrued for non-ARO environmental liabilities	$ 267	$ 272
Total amounts accrued for ARO liabilities	$ 152	$ 173